FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 288,948	$ 280,307
Disclosure of financial assets [line items]
Financial assets	611,112	525,777
Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	55,768	60,253
Debt
Disclosure of financial liabilities [line items]
Financial liabilities	233,180	220,054
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	459,864	327,127
Trade and receivables
Disclosure of financial assets [line items]
Financial assets	14,848	35,590
Marketable securities
Disclosure of financial assets [line items]
Financial assets	114,001	148,944
Other financial assets
Disclosure of financial assets [line items]
Financial assets	22,399	14,116
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	278,939	268,137
Amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	45,759	48,083
Amortized cost | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	233,180	220,054
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	10,009	12,170
FVTPL | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	10,009	12,170
FVTPL | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of financial assets [line items]
Financial assets	14,773	7,152
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Trade and receivables
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	14,773	7,152
FVTPL
Disclosure of financial assets [line items]
Financial assets	482,338	369,681
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	459,864	327,127
FVTPL | Trade and receivables
Disclosure of financial assets [line items]
Financial assets	14,848	35,590
FVTPL | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Other financial assets
Disclosure of financial assets [line items]
Financial assets	7,626	6,964
FVTOCI
Disclosure of financial assets [line items]
Financial assets	114,001	148,944
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Trade and receivables
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Marketable securities
Disclosure of financial assets [line items]
Financial assets	114,001	148,944
FVTOCI | Other financial assets
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0